Related parties - Liabilities to own pension funds (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2020	Dec. 31, 2019
Activity in loans to related parties
Liabilities due to Group's own pension funds	SFr 643	SFr 703
Bank
Activity in loans to related parties
Liabilities due to Group's own pension funds	SFr 643	SFr 703